Auditor's remuneration and Research and development expenditures (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Schedule of auditor's remuneration

Auditor’s remuneration
	Full year
(in USD millions, excluding VAT)	2025	2024	2023

Audit fee	14.1	15.5	14.9
Audit related fee	1.8	1.7	1.2
Tax fee	—	—	—
Other service fee	0.3	0.4	—

Total remuneration	16.2	17.6	16.1